Leases - Summary of Maturities of Lease Liabilities (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Leases [Abstract]
2023	¥ 11,311
2024	10,273
2025	11,051
2026	7,546
2027	1,299
Total lease payments	41,480
Less: imputed interest	(3,282)
Total	¥ 38,198	¥ 28,060